Discontinued Operations and Disposition of Operating Segment (Details Narrative) - USD ($)		12 Months Ended
	Dec. 24, 2018	Dec. 31, 2018
Aggregate purchase price		$ 9,950,000
Definitive Agreement [Member]
Aggregate purchase price	$ 3,500,000
Ownership equity percentage	100.00%